INCOME TAXES (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Loss on ordinary activities before tax	$ 2,434	$ 867
Applicable tax rate	19.00%	19.00%
Loss at statutory income tax rate	$ 462	$ 165
Losses (unrecognized)	(462)	(165)
Income tax expense	465	65
Foreign currency effect on deferred tax liability	444
Research and development credit	21	65
United States [Member]
Entity Information [Line Items]
Loss on ordinary activities before tax	$ 1,535
Applicable tax rate	21.00%	21.00%
Loss at statutory income tax rate	$ 322
Losses (unrecognized)	(322)
Income tax expense